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Summary Prospectus

TCW Growth Fund

I Share Class –TGGIX

N Share Class – TGGYX

February 8, 2010

Before you invest, you may want to review the Fund’s Prospectus which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.tcwfunds.com. You can also get this information at no cost by calling 800 386 3829 or by sending an email request tocontact@tcw.com. The Fund’s current Prospectus and Statement of Additional Information, both dated February 8, 2010, are incorporated by reference into this Summary Prospectus.

TCW-GRF_0210

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	15.19%	15.16%
Total annual fund operating expenses	15.94%	16.16%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 year	3 years	5 years	10 years
I	$1,507	$4,044	$6,056	$9,450
N	$1,526	$4,086	$6,106	$9,485

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.51% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of publicly traded companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell 3000® Growth Index. As of December 31, 2009, the market capitalization of companies included in the Russell 3000® Growth Index was between $20 million and $332.75 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; and other securities with equity characteristics. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depository receipts such as American Depository Receipts (ADRs) or listed on a foreign exchange. In addition, the Fund may invest in exchange traded funds (ETFs).

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies, across all market capitalizations, one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund’s investment objective.

The Fund seeks to manage risk by limiting weighting in any security or any one sector.

The Advisor uses multiple portfolio managers to manage the Fund’s assets. Under this approach, the Fund’s investment portfolio is divided into segments managed by individual portfolio managers. The portfolio managers decide how their respective segments will be invested.

Summary Prospectus

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the intermediate or long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity, or, in the portfolio managers’ opinion, the security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•	foreign investing risk: the risk that Fund shares will fluctuate with market conditions, currencies and the political climates where investments are made.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Please see “Principal Risks and Risk Definitions” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	22.13%	(quarter ended 6/30/2009)
Lowest	-25.31%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2009)

Share Class	1 Year	Since Inception 1/2/2008
I – Before taxes	49.87%	-5.37%
- After taxes on distributions	49.87%	-5.37%
- After taxes on distributions and sale of fund shares	32.42%	-4.54%
N – Before taxes	49.87%	-5.37%
Russell 3000® Growth Index[1]	37.01%	-8.17%

[1]	The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Derek S. Derman	2 years (inception of fund)	Managing Director
Donald E. Evenson	2 years (inception of fund)	Managing Director
Husam H. Nazer	2 years (inception of fund)	Managing Director

Name	Experience with the Fund	Primary Title with Investment Advisor
Robert J. Park	2 years (inception of fund)	Senior Vice President
R. Brendt Stallings	2 years (inception of fund)	Managing Director
Michael P. Reilly	2 years (inception of fund)	Managing Director
Anthony S. Valencia	2 years (inception of fund)	Managing Director

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day (normally any day the New York Stock Exchange is open). Generally, purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

You may conduct transactions by mail (TCW Funds, Inc. c/o U.S. Bancorp Fund, Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-248-4486. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor.

Purchase Minimums for all Share Classes

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$2,000	$250
Individual/Retirement Account	$500	$250

Summary Prospectus

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.